Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Commitments and Contingencies

19. Commitments and Contingencies

Operating Leases

The Group leases its facilities under non-cancelable operating leases expiring at various dates.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2017 were as follows:

Year Ended December 31	RMB
2018	76,189,668
2019	51,708,277
2020	33,904,664
2021	23,449,434
2022 and after	8,007,934

Total	193,259,977

Rental expenses were RMB31,927,239, RMB65,303,048 and RMB83,147,890 during the years ended December 31, 2015, 2016 and 2017, respectively.

Contingencies

As of December 31, 2016 and 2017, there were no material contingencies, significant provisions of long-term obligations of the Company. The Group does not believe that any of these matters will have a material effect on its business, assets or operations.

Investment commitments

The Group was obligated to provide capital injection up to RMB87,175,000 as of December 31, 2017.